Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Eaton Vance Diversified Currency Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVMFT_SupplementTextBlock

EATON VANCE CURRENCY INCOME ADVANTAGE FUND
EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE SHORT DURATION STRATEGIC INCOME FUND
Supplement to Prospectus dated March 1, 2014

1. The following replaces the table and first footnote in “Performance” under “Fund Summaries – Eaton Vance Diversified Currency Income Fund”:

Average Annual Total Return as of December 31, 2013	One Year	Five Years	Life of Fund
Class A Return Before Taxes	–7.06%	2.19%	4.80%
Class A Return After Taxes on Distributions	–7.48%	1.19%	3.60%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	–2.48%	1.75%	3.68%
Class C Return Before Taxes	–3.99%	2.72%	5.22%
Class I Return Before Taxes	–2.11%	3.36%	5.72%
JP Morgan Emerging Local Markets Index Plus (reflects no deduction for fees, expenses or taxes)	–2.04%	3.33%	3.45%
Barclays Global Ex-USD Benchmark Currency (Trade-weighted) Index (reflects no deduction for fees, expenses or taxes)	–0.59%	2.70%	1.73%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A commenced operations on June 27, 2007. The Class C performance shown above for the period prior to March 1, 2011 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes and the Class I performance shown above for the period prior to March 1, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Effective May 1, 2014, the Fund changed its primary benchmark to JP Morgan Emerging Local Markets Index Plus because the investment adviser believes it is a more appropriate benchmark for the Fund. The Life of Fund return for the JP Morgan Emerging Local Markets Index Plus is calculated from June 27, 2007. Investors cannot invest directly in an Index.

May 1, 2014	14865 5.1.14

Eaton Vance Diversified Currency Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAIIX
1 Year	rr_AverageAnnualReturnYear01	(7.06%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2007
Eaton Vance Diversified Currency Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECIMX
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
5 Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Eaton Vance Diversified Currency Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIIMX
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
5 Years	rr_AverageAnnualReturnYear05	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Eaton Vance Diversified Currency Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.48%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Eaton Vance Diversified Currency Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Eaton Vance Diversified Currency Income Fund | JP Morgan Emerging Local Markets Index Plus
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	3.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Eaton Vance Diversified Currency Income Fund | Barclays Global Ex-USD Benchmark Currency (Trade-weighted) Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%